CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010		Oct. 25, 2009
Net sales	$ 7,895,089	$ 7,220,719		$ 6,533,671
Cost of products sold	6,560,976	5,981,977		5,434,800
Gross Profit	1,334,113	1,238,742		1,098,871
Selling, general and administrative	618,586	605,293		567,085
Equity in earnings of affiliates	26,757	13,126		4,793
Operating Income	742,284	646,575		536,579
Other income and expense:
Interest and investment (loss) income	(786)	4,565		19,563
Interest expense	(22,662)	(26,589)		(27,995)
Earnings Before Income Taxes	718,836	624,551		528,147
Provision for income taxes	239,640	224,775		182,169
Net Earnings	479,196	399,776		345,978
Less: Net earnings attributable to noncontrolling interest	5,001	4,189		3,165
Net Earnings Attributable to Hormel Foods Corporation	$ 474,195	$ 395,587		$ 342,813
Net Earnings Per Share:
Basic (in dollars per share)	$ 1.78	$ 1.48	[1]	$ 1.28	[1]
Diluted (in dollars per share)	$ 1.74	$ 1.46	[1]	$ 1.27	[1]
Weighted-Average Shares Outstanding:
Basic (in shares)	266,394	266,732	[1]	268,454	[1]
Diluted (in shares)	271,915	270,698	[1]	270,979	[1]

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.